UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

MSS Series Trust

 (Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Address of Principal Executive Offices)  (Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: November 30th

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Footprints Discover Value Fund

(DVALX)

SEMI-ANNUAL REPORT

MAY 31, 2018

(UNAUDITED)

                                                               Series Trust

FOOTPRINTS DISCOVER VALUE FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments as of     May 31, 2018.

Sectors are based on Morningstar® classifications.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 57.59%

Deep Sea Foreign Transportation of Freight - 2.02%
109,318	Navios Maritime Holdings, Inc. (Greece) *	$ 88,919

Instruments for Measuring & Testing of Electricity & Electrical Signals - 4.29%
54,017	EXFO, Inc. (Canada) *	189,060

Motors & Generators - 21.15%
134,024	American Superconductor Corp. *	932,807

Oil & Gas Services & Equipment - 5.21%
270,200	Western Energy Services Corp. (Canada) *	229,670

Radio & TV Broadcasting & Communications - 5.30%
83,500	Seachange International, Inc. *	233,800

Semiconductors & Related Devices - 4.43%
9,900	Xperi Corp.	195,525

Surety Insurance - 5.19%
28,000	MBIA, Inc. *	229,040

Telephone Communications (No Radio Telephone) - 10.00%
13,200	CenturyLink, Inc.	240,504
27,000	Frontier Communications Corp.	200,610
		441,114

TOTAL FOR COMMON STOCKS (Cost $2,583,328) - 57.59%		2,539,935

MONEY MARKET FUND - 42.50%
1,874,249	First American Government Obligations Fund Class X 1.64% **	1,874,249
TOTAL FOR MONEY MARKET FUND (Cost $1,874,249) - 42.50%		1,874,249

TOTAL INVESTMENTS (Cost $4,457,577) - 100.09%		4,414,184

INVESTMENTS IN OPTIONS WRITTEN, AT VALUE (Premiums Received $10,920) - (0.03)%		(1,400)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06)%		(2,499)

NET ASSETS - 100.00%		$ 4,410,285

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF CALL OPTIONS WRITTEN

MAY 31, 2018 (UNAUDITED)

Contracts	Underlying Security	Counterparty	Notional Amount	Exercise Price	Expiration	Fair Value

CALL OPTIONS WRITTEN *

28,000	MBIA, Inc.	Susquehanna	252,000	$9.00	6/15/2018	$1,400

CALL OPTIONS WRITTEN (Premium Received $10,920) - (0.03)%						$ 1,400

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2018 (UNAUDITED)

Assets:
Investments, at Value (Cost $4,457,577)	$ 4,414,184
Cash	500
Receivables:
Dividends and Interest	4,893
Due From Adviser	919
Prepaid Expenses	7,345
Total Assets	4,427,841
Liabilities:
Options Written, at Value (Premiums Received $10,920)	1,400
Administrative Fees	557
Chief Compliance Officer Fees	557
Distribution (12b-1) Fees	4,412
Trustee Fees	394
Transfer Agent and Accounting Fees	1,498
Other Accrued Expenses	8,738
Total Liabilities	17,556
Net Assets	$ 4,410,285

Net Assets Consist of:
Paid-In Capital	$ 4,445,760
Accumulated Undistributed Net Investment Loss	(10,962)
Accumulated Net Realized Gain on Investments	9,360
Net Unrealized Depreciation in Value of Investments	(33,873)
Net Assets, for 445,053 Shares Outstanding	$ 4,410,285

Net Asset Value and Offering Price Per Share	$ 9.91

Minimum Redemption Price Per Share *	$ 9.81

Maximum Offering Price Per Share **	$ 10.51

* The Fund will impose a 1.00% redemption fee if shares are sold within 90 days.

** The maximum sales charge on the sale of Fund shares is 5.75%.  Please refer to the Prospectus and Statement of Additional Information for more detail on the sales charge.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF OPERATIONS

For the period December 26, 2017 (commencement of investment operations) through May 31, 2018 (UNAUDITED)

Investment Income:
Dividends	$ 8,838
Money Fund Dividends	16,343
Total Investment Income	25,181

Expenses:
Advisory	18,447
Transfer Agent & Accounting	7,712
Audit	5,770
Distribution (12b-1) Fees	4,612
Legal	4,272
Chief Compliance Officer	2,557
Administrative	2,557
Custody	2,557
Miscellaneous	1,207
Trustee	994
Printing and Mailing	956
Total Expenses	51,641
Advisory Fees Waived	(15,498)
Net Expenses	36,143

Net Investment Loss	(10,962)

Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net Realized Gain on Options Written	9,360
Net Change in Unrealized Depreciation on Investments	(43,393)
Net Change in Unrealized Appreciation on Options Written	9,520
Realized and Unrealized Loss on Investments and Options Written	(24,513)

Net Decrease in Net Assets Resulting from Operations	$ (35,475)

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
5/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (10,962)
Net Realized Gain on Investments and Options Written	9,360
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Written	(33,873)
Net Decrease in Net Assets Resulting from Operations	(35,475)

Capital Share Transactions	4,445,760

Total Decrease	4,410,285

Net Assets:
Beginning of Period	-

End of Period (Including Undistributed Net Investment Loss of $10,962.	$ 4,410,285

* For the period December 26, 2017 (commencement of investment operations) through May 31, 2018.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(Unaudited) Period Ended 5/31/2018

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)
Total from Investment Operations	(0.09)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.91

Total Return **	(0.90)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,410
Before Waiver
Ratio of Expenses to Average Net Assets	2.78% (a)
Ratio of Net Investment Loss to Average Net Assets	(1.43)% (a)
After Waivers
Ratio of Expenses to Average Net Assets	1.95% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.59)% (a)
Portfolio Turnover	0.00% (b)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2018 (UNAUDITED)

NOTE 1. ORGANIZATION

The Footprints Discover Value Fund (the “Fund”) is a non-diversified series of the MSS Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund along with CCA Aggressive Return Fund and Fallen Angels Fund are the only series currently authorized by the Trustees. The investment adviser to the Fund is Footprints Asset Management & Research, Inc. (the “Adviser”).

The Fund seeks total return from capital appreciation and income.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies including FASB Accounting Standards update 2013-08.”

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 26, 2017 (commencement of investment operations) through May 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for Federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for Federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•

Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 2,539,935	$ -	$ -	$ 2,539,935
Money Market Fund	1,874,249	-	-	1,874,249
Total	$ 4,414,184	$ -	$ -	$ 4,414,184

Investments in Options Written	Level 1	Level 2	Level 3	Total
(Liabilities)
Options Written	$ (1,400)	$ -	$ -	$ (1,400)
Total	$ (1,400)	$ -	$ -	$ (1,400)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the period December 26, 2017 (commencement of investment operations) through May 31, 2018. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the “Agreement”).  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the period December 26, 2017 (commencement of investment operations) through May 31, 2018, the Fund incurred advisory fees of $18,447, and waived advisory fees of $15,498.  As of May 31, 2018, the Adviser owed the Fund $919 for waived advisory fees in connection with the Expense Limitation Agreement.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.95% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of Mutual Shareholder Services (“MSS”).

TRUSTEE FEES: The Fund pays each Trustee who is not affiliated with the Trust or Advisor $300 each, per meeting.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay Arbor Court Capital, LLC (the “Distributor”) for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.  The Plan is a compensation

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

style plan which means the Fund accrues expenses and pays the Distributor based upon the percentage described above rather than on actual expenses incurred by the Distributor.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the period December 26, 2017 (commencement of investment operations) through May 31, 2018, the Fund incurred distribution fees under the Plan of $4,612.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the period December 26, 2017 (commencement of investment operations) through May 31, 2018
	Shares	Capital
Shares sold	471,421	$ 4,711,774
Shares redeemed	(26,368)	(266,014)
Net Increase	445,053	$ 4,445,760

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

NOTE 6. OPTIONS

All derivatives held during the year contained equity risk exposure. The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type	Location	Value

Options Written	Options Written, at Value	$ (1,400)

Realized and unrealized gains and losses on derivatives contracts entered into during the period December 26, 2017 (commencement of investment operations) through May 31, 2018, by the Fund are recorded in the following location in the Statement of Operations:

Financial Investment Type	Location	Realized Gain	Location	Unrealized Gain
Options Written	Net Realized Gain on Options Written	$9,360	Net Change in Unrealized Appreciation on Options Written	$ 9,520

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of May 31, 2018, as disclosed in the Schedule of Investments and Schedule of Options Written, and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

NOTE 7. INVESTMENT TRANSACTIONS

For the period December 26, 2017 (commencement of investment operations) through May 31, 2018, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $2,583,328 and $0, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

NOTE 9. TAX MATTERS

At May 31, 2018, the cost of investments for federal income tax purposes was $4,457,577 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 227,679
Unrealized depreciation	(261,553)
Net unrealized depreciation	$ (33,873)

For the period December 26, 2017 (commencement of investment operations) through May 31, 2018 no distributions were made.

NOTE 10.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 11.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

FOOTPRINTS DISCOVER VALUE FUND

EXPENSE ILLUSTRATION

MAY 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Footprints Discover Value Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 26, 2017 through May 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 26, 2017	May 31, 2018	December 26, 2017 to May 31, 2018

Actual	$1,000.00	$991.00	$8.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.12	$8.44

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the one-half year period).

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2018 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-328-5468 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-328-5468.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-877-328-5468.

Renewal Advisory Agreement

At a meeting held on December 5, 2017, The Trustees approve of an investment advisory agreement (the “Management Agreement”) between FAMR and the Trust, on behalf of Footprints Discover Value Fund. The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement.

Legal referred the Trustees to the memorandum regarding their duties in approving/renewing investment advisory agreements, copies of which were included in the Board Materials and provided to the Board in advance of the Meeting.  She discussed the factors the Trustees should consider in evaluating an investment advisory agreement, which included, but are not limited to: the investment performance of an adviser; the nature, extent, and quality of the services to be provided by the investment adviser to a fund; the costs of the services to be provided and the profits to be realized by the adviser

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2018 (UNAUDITED)

and its affiliates from its relationship with a fund; the extent to which economies of scale will be realized as a fund grows; and whether the fee levels reflect these economies of

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2018 (UNAUDITED)

scale to the benefit of shareholders.  Legal also noted that the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the background information on the investment personnel responsible for servicing Footprints Discover Value Fund, noting with satisfaction the personnel’s career accomplishments. The Trustees considered that FAMR will manage the Fund’s portfolio using the same strategy as the previous mutual fund managed by FAMR, utilizing its own research and investment process to make all investment decisions.  The Trustees discussed previous compliance issues disclosed by FAMR. The Trustees recognized that FAMR had taken significant steps to correct its previous compliance issues, including hiring a new CCO, engaging new third party compliance service providers, and substantially increasing financial resources allocated to compliance. The Board noted positively that FAMR has a seasoned investment team experience in managing mutual funds and concluded that it has the potential to provide a high level of quality service to the Fund and its shareholders.

Performance.  The Trustees considered that the Fund’s strategy. They noted that FAMR used both qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. They noted the adviser had substantial experience in managing this type of strategy and had historically shown a positive track record using it. After further discussion, the Trustees concluded that the Adviser has the potential to provide shareholders with reasonable returns.

Fees and Expenses.    The Board noted the Adviser will charge a management fee of 1.00% which was slightly higher than the peer group average and higher than the Morningstar category average. They further noted that the fee well was well within the range of both the peer group and Morningstar category.  They considered that FAMR had contractually agreed to limit Fund expenses.  They also considered that the proposed Fund would be considerably smaller in net asset value as compared to the funds in its Morningstar category and that could lead to some of the disparity with respect to the average management fee.  The Board concluded that the Fund’s management fee was reasonable.

Profitability.  The Trustees considered the anticipated profits to be realized by the Adviser in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees noted that the Adviser anticipates realizing a net loss during the initial two fiscal years due in part to its commitment to manage expenses through the expense cap.  The Trustees concluded that excess profitability was not an issue at this time.

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels, but that the expense cap was a benefit to shareholders.  The Trustees agreed that breakpoints may be an appropriate way for FAMR to share its economies of scale with the Fund’s shareholders if the Fund experiences a substantial growth in assets.  The Board determined to revisit the matter of breakpoints at the renewal of the management agreement.

Conclusion.  Having requested and received such information from FAMR as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board concluded that the approval of the Management Agreement is in the best interests of Trust and the shareholders of the Fund.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Footprint Discover Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: August 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: August 1, 2018

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 1, 2018